Financing Charges - Schedule of Financing Charges (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest Income And Interest Expense [Abstract]
Interest on long-term debt	432	416
Other	12	9
Less: Interest capitalized on construction and development in progress	(49)	(51)
Gain on interest-rate swap agreements	(10)	(11)
Interest earned on investments	(6)	(3)
Net financing charges	379	360